Note 12 - Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Warrants, Activity

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2015	210,000	$1.00	$7.00

Issued	36,875	5.60	5.40
Exercised	(11,250)	-	-
Cancelled	(5,625)	-	-
Expired	-	-	-
Outstanding, September 30, 2016	230,000	$1.60	$6.80

Exercisable, September 30, 2016	200,000	$1.80	$6.60

Range of Exercise Prices	Number Outstanding 9/30/2016	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	-	$-	$-

Issued	210,000	1.00	7.00
Exercised	-	-	-
Cancelled	(5,625)	-	-
Expired	-	-	-
Outstanding, December 31, 2015	204,375	$1.00	$7.00

Exercisable, December 31, 2015	204,37	$1.00	$7.0

Range of Exercise Prices	Number Outstanding 12/31/2015	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.00	204,357	2.9 years	$1.00